Provision for de-characterization of dam structures and asset retirement obligations	12 Months Ended
Dec. 31, 2023
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Provision for de-characterization of dam structures and asset retirement obligations

27. Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to local laws and regulations, that requires the decommissioning of the assets that Vale operates at the end of their useful lives, therefore, expenses for demobilization occur predominantly after the end of operational activities. These obligations are regulated by the ANM at the federal level and by environmental agencies at the state level. Among the requirements, the decommissioning plans must consider the physical, chemical and biological stability of the areas and post-closure actions for the period necessary to verify the effectiveness of the decommissioning. These obligations are accrued and are subject to critical estimates and assumptions applied to the measurement of costs by the Company. Depending on the geotechnical characteristics of the structures, the Company is required to de-characterize the structures, as shown in item a) below.

Laws and regulations related to dam safety

In September 2020, the Federal Government enacted Law no. 14.066, which modified the National Dam Safety Policy (Law no. 12,334/2020), reinforcing the prohibition of constructing and raising upstream dams in Brazil. The law also required the de-characterization of the structures built using the upstream method by 2022, or by a later date if proven that the de-characterization was not technically feasible by 2022. As made available to competent bodies, a substantial part of the Company's de-characterization projects will be completed in a period exceeding the date established in the legislation due to the characteristics and safety levels of the Company's geotechnical structures.

Thus, in February 2022, the Company filed with the relevant bodies a request for an extension to perform the projects and, as a result, signed a Term of Commitment establishing legal and technical certainty for the process of de-characterization of the upstream dams, considering that the deadline defined was technically infeasible, especially due to the necessary actions to increase safety during the works. With the signing of the agreement, the Company recorded an additional provision of US$37 to make investments in social and environmental projects over a period of 8 years.

In December 2022, the Federal Government published decree no. 11,310, which regulates dispositions of the National Dam Safety Policy, regulates dam supervision activities, establishes the competence to regulate the extension of the self-rescue zone for authorities acting in dam emergency situations, and presents guidelines on technical reports regarding the causes of a breach and other aspects of management of geotechnical structures. This decree also determined that companies must present guarantees for dams in an alert situation.

In February 2023, ANM issued a resolution that modifies the current dam safety regulation. The main changes are new rules in connection with the active and passive monitoring during the de-characterization of dams, the simplified dam collapse study and simplified emergency action plan for specific cases, and the dam safety plan (“PSB”). The Company believes its provisions are sufficient to comply with the effective legal obligations.

In December 2023, the government of Minas Gerais published decree No. 48,747, which regulates the measurement and execution of environmental guarantees individually for each dam, based on the reservoir area, classification and purpose of the dam, and estimated de-characterization costs and should be kept throughout the useful life of the dam, from its start-up phase until the de-characterization and socio-environmental recovery. The guarantee may be a cash deposit, bank deposit certificate, bank guarantee or insurance. The guarantees shall be presented up to 3 years, with half of the amount in 2024 and the remaining amount split between 2025 and 2026.

The value of the guarantees is estimated at US$370 (R$1.8 billion), for which the Company intends to meet by providing financial guarantees and insurance. Vale expects that the financial costs to be incurred will be immaterial.

Decommissioning plan and future use

The implementation and execution of future use projects, after the decommissioning, is not required by law. However, the Company has been studying a governance to assess the future use, considering its aptitudes, post-operational usage intention, socio-economic development of the community and the characteristics of the physical and biotic environments in which Vale operates. Any future obligations, if assumed by Vale, may result in material impact on the amount of the provision.

a) De-characterization of upstream and centerline geotechnical structures

As a result of the Brumadinho dam failure (note 25) and, in compliance with Law 14,066, the Company has decided to speed up the plan to “de-characterize” of all its tailings dams built under the upstream method, certain “centerline structures” and dikes, located in Brazil. The Company also operates tailings dams in Canada, including upstream compacted dams. However, the Company decided that these dams will be decommissioned using other methods, thus, the provision to carry out the decommissioning of dams in Canada is recognized as “Obligations for decommissioning assets and environmental obligations”, as presented in item (b) below.

These structures are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimate of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

The cash flow for de-characterization projects are estimated for a period up to 15 years and were discounted at present value at a rate, which reduced from 6.14% to 5.41%. Changes in the provisions are as follows:

Total
Balance as of December 31, 2021	3,464
Revision to estimates and new provisions	72
Disbursements	(347)
Monetary and present value adjustments	(139)
Translation adjustment	249
Balance as of December 31, 2022	3,299
Revision to estimates and new provisions	153
Disbursements	(458)
Monetary and present value adjustments	199
Translation adjustment	258
Balance as of December 31, 2023	3,451

Public civil actions relating to evacuation of communities

In August 2023, Vale entered into an agreement to extinguish the Public Civil Action of the Sul Superior dam, located in Barão de Cocais, in the amount of US$108 (R$527 million), which is recorded as other liabilities on the statement of financial position as of December 31, 2023.

In December 2022, Vale entered into an agreement to extinguish the Public Civil Action of the B3/B4 dam located in Nova Lima, in the amount of US$96 (R$500 million), part of which had already been registered by the Company in previous periods. Thus, the Company recorded an additional provision in the amount of US$57 (R$292 million) for the year ended December 31, 2022.

In addition, the Company is defending itself in a public civil action filed by the Public Prosecutor's Office of the State of Minas Gerais claiming injunctions and socio-economic damages arising from the evacuations of communities located within the self-rescue zones of the Doutor dam, located in Ouro Preto. The Company assessed that the risk of loss is possible and, at this moment, it is not possible to reliably estimate the amount of a possible loss for the Company.

Operational stoppage and idle capacity

In addition, due to the de-characterization projects, the Company has suspended some operations due to judicial decisions or technical analysis performed by Vale on its upstream dam structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the Iron Ore Solutions segment in the amounts of US$218 for the year ended December 31, 2023 (2022: US$269 and 2021: US$376). The Company is working on legal and technical measures to resume all operations at full capacity.

b) Asset retirement obligations and environmental obligations

		Liability			Discount rate	Cash flow maturity
	Notes	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Liability by geographical area
Brazil		2,415	1,863	5.47%	6.20%	2132	2096
Canada		1,592	1,683	1.30%	1.11%	2150	2151
Oman		158	114	3.19%	3.90%	2035	2035
Indonesia	16(b)	-	73	-	4.33%	-	2061
Other regions		114	149	2.04%	1.92%	-	-
		4,279	3,882
Operating plants		3,155	2,971
Closed plants		1,124	911
		4,279	3,882

Provision changes during the year

	Asset retirement obligations	Environmental obligations	Total
Balance on December 31, 2021	4,342	297	4,639
Disbursements	(101)	(26)	(127)
Revision to estimates and new provisions (i)	(684)	46	(638)
Transfer to assets held for sale	(49)	(2)	(51)
Monetary and present value adjustments	78	7	85
Translation adjustment	(41)	15	(26)
Balance on December 31, 2022	3,545	337	3,882
Disbursements	(172)	(101)	(273)
Revision to estimates and new provisions	206	219	425
Transfer to assets held for sale	(84)	-	(84)
Monetary and present value adjustments	126	17	143
Translation adjustment	158	28	186
Balance on December 31, 2023	3,779	500	4,279

(i) Among other factors, includes the reduction in liability of US$870, due to the update in the discount rate of the asset retirement obligation in Canada, which increased from 0.00% to 1.11% for the year ended December 31, 2022.

Critical accounting estimates and judgments

De-characterization of dam structures - The main critical assumptions and estimates applied in the de-characterization provision considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; (iii) engineering methods and solutions; (iv) security levels; (v) productivity of the equipment used; (vi) advances in geological studies and new hydrological information; and (vii) discount rate update.

Therefore, future expenditures may differ from the amounts currently provided because the realized assumptions and various other factors are not always under the Company’s control. These changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company will reassess the key assumptions used in the preparation of the projected cash flows and will adjust the provision, if required.

Asset retirement obligations - When the provision is recognized, the corresponding cost is capitalized as part of property, plant and equipment and it is depreciated over the useful life of the related mining asset.

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments for mine closure and decommissioning of mining assets. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.

Judgment is required to determine key assumptions used on the asset retirement obligation measurement such as, interest rate, cost of closure, useful life of the mining asset considering the current conditions of closure and the projected date of depletion of each mine. Any changes in these assumptions may significantly impact the recorded provision. Therefore, the estimated costs for closure of the mining assets are deemed to be a critical accounting estimate and annually reviewed.